Financial Instruments (Details 2) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Effect of interest rate swap hedges on results
Unrealized and realized losses on interest rate swaps		$ (98,713,000)	$ (126,150,000)	$ (155,173,000)
Unrealized gains/(losses)		24,915,000	22,121,000	(739,000)
Interest rate swap contracts
Effect of interest rate swap hedges on results
Unrealized gains/(losses) on swap asset		114,200,000	139,400,000	64,900,000
Fair Value Hedges | Interest rate swap contracts
Fair Value Interest Rate Swap Hedges
Fair value change of interest rate swaps		(900,000)	(1,300,000)	(1,100,000)
Effect of interest rate swap hedges on results
Unrealized gains/(losses) on swap asset		(900,000)	(1,300,000)	(1,100,000)
Unrealized gains/(losses) on fair value of hedged debt				600,000
Amortization of fair value of hedged debt	300,000			300,000
Reclassification of fair value of hedged debt to Statement of Operations		600,000	600,000	300,000
Realized gains		1,000,000	1,400,000	1,800,000
Unrealized and realized losses on interest rate swaps		700,000	700,000	1,900,000
Related liability of fair value hedged debt			1,000,000	1,600,000
Unrealized gains/(losses)	600,000
Fair Value Hedges | Interest rate swap contracts | Other noncurrent assets
Effect of interest rate swap hedges on results
Related asset of fair value hedged debt		700,000	1,600,000
Fair Value Hedges | The Royal Bank of Scotland | Interest rate swap contracts
Fair Value Interest Rate Swap Hedges
Fair Value		664,000	1,586,000
Fair Value Hedges | The Royal Bank of Scotland | Interest rate swap contracts | Effective Date 12/15/2004
Fair Value Interest Rate Swap Hedges
Notional Amount on Effective Date		60,528,000
Fixed Rate (Danaos receives) (as a percent)		5.0125%
Floating rate (Danaos pays)		USD LIBOR 3M BBA
Margin spread on variable rate (Danaos pays) (as a percent)		0.835%
Fair Value		302,000	747,000
Fair Value Hedges | The Royal Bank of Scotland | Interest rate swap contracts | Effective Date 11/17/2004
Fair Value Interest Rate Swap Hedges
Notional Amount on Effective Date		62,342,000
Fixed Rate (Danaos receives) (as a percent)		5.0125%
Floating rate (Danaos pays)		USD LIBOR 3M BBA
Margin spread on variable rate (Danaos pays) (as a percent)		0.855%
Fair Value		$ 362,000	$ 839,000